Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Hedge Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ (2,514)	$ (2,349)
Amounts related to hedge relationships for which hedge accounting is no longer applied	(714)	(1,331)
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ (3,228)	$ (3,680)